SHORT TERM INVESTMENTS - Amortized cost, gross unrealized gain, estimated fair value (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Held-to-maturity investments
Amortized Cost	¥ 60,000	¥ 2,000
Estimated Fair value	60,000	2,000
Available-for-sale investments
Amortized Cost	18,000	15,000
Gross unrealized gain in accumulated other comprehensive income	509	764
Estimated Fair value	¥ 18,509	¥ 15,764